UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  June 30, 2012
Check here if Amendment [   ]; Amendment Number:
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:      Guinness Atkinson Asset Management Inc
Address:   14 Queen Anne s Gate
           London, England
           SW1H 9AA
Form 13F File Number:      -
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Name:      Giles Robinette
Title:     Compliance Officer
Phone:     +44(0)20 7222 1665
Signature, Place, and Date of Signing:
  /s/ Giles Robinette        London, England            July 19, 2012

Report Type (Check only one.):
[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       78
Form 13F Information Table Value Total:       121779
                                                (thousands)
List of Other Included Managers: NONE
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                     Form 13F INFORMATION TABLE

       COLUMN 1                COLUMN 2        COLUMN 3    COLUMN 4       COLUMN 5      COLUMN 6    COLUMN 7        COLUMN 8
- --------------------------  -------------      --------    --------   ---------------- ----------   --------  --------------------
                                                            VALUE    SHRS OR SH/ PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
    NAME OF ISSUER          TITLE OF CLASS      CUSIP      (x$1000)  PRN AMT PRN CALL  DISCRETION   MANAGERS   SOLE  SHARED  NONE

issuer                             class          CUSIP     value  shares shput/cdiscotherSOLE   SHARENONE
- ----------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABS                        COM            002824100      32       500SH     SOLE            500
AFLAC INC                          COM            001055102      29       680SH     SOLE            680
APACHE CORP                        COM            037411105    4105     46709SH     SOLE          46709
APPLIED MATLS INC                  COM            038222105    1272    110990SH     SOLE         110990
BEST BUY INC                       COM            086516101    1055     50330SH     SOLE          50330
BP PLC                             ADR            055622104    1146     28280SH     SOLE          28280
CANADIAN NAT RES LTD               COM            136385101    3460    129000SH     SOLE         129000
CAPITAL ONE FINL CORP              COM            14040H105    1369     25050SH     SOLE          25050
CARRIZO OIL & CO INC               COM            144577103    1876     79870SH     SOLE          79870
COMPANHIA ENERGETICA DE MINA       ADR            204409601     462     25066SH     SOLE          25066
CENTURYLINK INC                    COM            156700106    1326     33577SH     SOLE          33577
CHESAPEAKE ENERGY CORP             COM            165167107    3861    207600SH     SOLE         207600
CHEVRON CORP                       COM            166764100    4273     40500SH     SOLE          40500
CHINA MOBILE LIMITED               ADR            16941M109      31       560SH     SOLE            560
COCA COLA CO                       COM            191216100      33       420SH     SOLE            420
COMCAST CORP                       CL A           20030N101    1466     45850SH     SOLE          45850
CONOCOPHILLIPS                     COM            20825C104    3461     61928SH     SOLE          61928
DANAHER CORP                       COM            235851102    1237     23750SH     SOLE          23750
DEVON ENERGY CORP                  COM            25179M103    3833     66100SH     SOLE          66100
EBAY INC                           COM            278642103    1509     35930SH     SOLE          35930
ELSTER GROUP SE                    ADR            290348101     690     34000SH     SOLE          34000
GENERAL DYNAMICS CORP              COM            369550108      28       420SH     SOLE            420
GILEAD SCIENCES INC                COM            375558103    1453     28330SH     SOLE          28330
HALLIBURTON CO                     COM            406216101    3580    126100SH     SOLE         126100
HELIX ENERGY SOLUTIONS             COM            42330P107    3502    213380SH     SOLE         213380
HESS CORP                          COM            42809H107    3569     82143SH     SOLE          82143
HONDA MOTOR LTD                    ADS            438128308     691     19940SH     SOLE          19940
HSBC HLDGS PLC                     ADR            404280406     173      3924SH     SOLE           3924
ILLINOIS TOOL WKS INC              COM            452308109      29       540SH     SOLE            540
INTEL CORP                         COM            458140100    1253     47020SH     SOLE          47020
INTERCONTINENTALEXCHANGE INC       COM            45865V100    1284      9440SH     SOLE           9440
ITRON INC                          COM            465741106     495     12000SH     SOLE          12000
JA SOLAR HOLDINGS CO               ADR            466090107    2038   1908900SH     SOLE        1908900
JOHNSON & JOHNSON                  COM            478160104      32       470SH     SOLE            470
KRAFT FOODS INC                    CL A           50075N104      31       810SH     SOLE            810
L-3MUNICATIONS HLDGS INC           COM            502424104    1299     17550SH     SOLE          17550
LDK SOLAR CO LTD                   ADR            50183L107     298    155800SH     SOLE         155800
MARATHON OIL CORP                  COM            565849106    3989    156000SH     SOLE         156000
MARATHON PETE CORP                 COM            56585A102    2473     55050SH     SOLE          55050
MATTEL INC                         COM            577081102      30       910SH     SOLE            910
MICROSOFT CORP                     COM            594918104      29       960SH     SOLE            960
NETEASE INC                        ADR            64110W102    6182    105040SH     SOLE         105040
NEWFIELD EXPL CO                   COM            651290108    3602    122886SH     SOLE         122886
NEXEN INC                          COM            65334H102    3971    234515SH     SOLE         234515
NOBLE ENERGY INC                   COM            655044105    3760     44335SH     SOLE          44335
NOKIA CORP                         ADR            654902204     448    216422SH     SOLE         216422
NVIDIA CORP                        COM            67066G104    1180     85395SH     SOLE          85395
ORACLE CORP                        COM            68389X105    1178     39680SH     SOLE          39680
ORMAT TECHNOLOGIES INC             COM            686688102     473     22119SH     SOLE          22119
PARAMETRIC TECHNOLOGY CORP         COM            699173209    1222     58310SH     SOLE          58310
PATTERSON UTI ENERGY INC           COM            703481101    2714    186370SH     SOLE         186370
PENN VA CORP                       COM            707882106    1723    234700SH     SOLE         234700
PEPSICO INC                        COM            713448108      33       470SH     SOLE            470
PETROCHINA CO LTD                  ADR            71646E100     201      1560SH     SOLE           1560
PFIZER INC                         COM            717081103      31      1360SH     SOLE           1360
POWER ONE INC NEW                  COM            73930R102     511    113000SH     SOLE         113000
PROCTER & GAMBLE CO                COM            742718109      28       460SH     SOLE            460
RENESOLA LTD                       ADS            75971T103    1030    817400SH     SOLE         817400
RESEARCH IN MOTION LTD             COM            760975102     271     36660SH     SOLE          36660
REYNOLDS AMERICAN INC              COM            761713106      34       750SH     SOLE            750
ROPER INDS INC                     COM            776696106    1240     12580SH     SOLE          12580
SOHU INC                           COM            83408W103    3606     84450SH     SOLE          84450
STATE STR CORP                     COM            857477103    1302     29174SH     SOLE          29174
STONE ENERGY CORP                  COM            861642106    2253     88900SH     SOLE          88900
STR HLDGS INC                      COM            78478V100     521    114200SH     SOLE         114200
SUNCOR ENERGY INC                  COM            867224107    3929    135876SH     SOLE         135876
SUNTECH PWR HLDGS CO               ADR            86800C104     465    247291SH     SOLE         247291
TAIWAN SEMICONDUCTOR MFG LTD       ADR            874039100    1294     92729SH     SOLE          92729
TD AMERITRADE HLDG CORP            COM            87236Y108    1293     76080SH     SOLE          76080
TOYOTA MOTOR CORP                  ADR            892331307     703      8740SH     SOLE           8740
TRIANGLE PETE CORP                 COM            89600B201     446     80000SH     SOLE          80000
TRINA SOLAR LIMITED                ADR            89628E104    3213    525600SH     SOLE         525600
UNIT CORP                          COM            909218109    3870    104897SH     SOLE         104897
VALERO ENERGY CORP                 COM            91913Y100    4567    189099SH     SOLE         189099
V F CORP                           COM            918204108      28       210SH     SOLE            210
VODAFONE GROUP PLC                 ADR            92857W209    1241     44045SH     SOLE          44045
WAL-MART STORES INC                COM            931142103      35       500SH     SOLE            500
YINGLI GREEN ENERGY HLDG CO        ADR            98584B103     379    136500SH     SOLE         136500

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